Employment Expenses - Schedule of Employment Expenses (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Employment Expenses [Abstract]
Wages and salaries	$ 208,390	$ 440,097	$ 738,584	$ 640,821
Superannuation contribution - employees	23,965	48,411	79,373	58,919
Accrued leave expenses	16,300	31,179	20,588	38,266
Payroll tax expense			17,016	14,578
Long service leave expenses			20,018
Total employment expenses	$ 248,655	$ 519,687	$ 875,579	$ 752,584